Document and Entity Information	Jan. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2022
Entity Registrant Name	Femasys Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40492
Entity Tax Identification Number	11-3713499
Entity Address, Address Line One	3950 Johns Creek Court
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	770
Local Phone Number	500-3910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001339005
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FEMY
Security Exchange Name	NASDAQ